License Agreements - Additional Information (Detail)					1 Months Ended		12 Months Ended
	Jun. 30, 2018 USD ($)	Jan. 31, 2018 USD ($)	Aug. 31, 2016 USD ($)	Aug. 31, 2016 SGD ($)	Mar. 31, 2019 USD ($)	Feb. 28, 2019 USD ($)	Dec. 31, 2019 USD ($) Warrant Target $ / shares shares	Dec. 31, 2019 SGD ($) Warrant Target shares	Dec. 31, 2016 USD ($)
Array Biopharma | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Initial upfront payment		$ 12,000,000
Additional payment	$ 11,000,000
Development milestone linked payments estimated	30,000,000
Regulatory milestones linked payments estimated	20,000,000
Commercial milestones linked payments estimated	$ 55,000,000
Notice period for termination of agreement							180 days	180 days
Bristol-Myers Squibb | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Initial upfront payment									$ 10,000,000
Purchase of related research materials, supplies, research documentation and clinical trial results									1,294,034
License agreement obligation									0
Revenue recognized									$ 11,294,034
Almirall | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Agreement date							Dec. 31, 2015	Dec. 31, 2015
Agreement amended date							Mar. 31, 2018	Mar. 31, 2018
CSL Limited | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Regulatory milestones linked payments estimated							$ 95,000,000
First Payment							30,000,000
Sales mile stones linked payments estimated							$ 655,000,000
CSL Limited | License Agreements | Top of Range
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of entity's revenue							10.00%	10.00%
Hyundai Pharm Co., Ltd. | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Agreement date									Oct. 31, 2015
Option payment received									$ 250,000
Remaining performance obligation									0
Payment to third parties as payment for proceeds from out-licensing agreement									$ 125,000
Hyundai Pharm Co., Ltd. | Buy Back of Rights to Commercialize
Disclosure Of Transactions Between Related Parties [Line Items]
Payment to buy back the rights to commercialize						$ 325,000
Exploit Technologies Pte Ltd | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Additions			$ 73,400	$ 100,000
Milestone payment receivable upon achievement			$ 8,978,951	$ 12,000,000
Collaboration agreement, term (in years)			3 years	3 years
Nanyang Technological University | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Agreement date							Oct. 31, 2016	Oct. 31, 2016
Number of targets to select | Target							3	3
Number of shares received in exchange for surrender of residual rights | shares							599,445	599,445
Value of shares received in exchange for surrender of residual rights							$ 187,244	$ 255,000
Number of warrants received in exchange for surrender of residual rights | Warrant							599,445	599,445
Subscription price | $ / shares							$ 0.32
Gain from derecognition recorded as other income							$ 187,244
BioGenetics Co. Ltd | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Initial upfront payment						2,000,000
Remaining performance obligation					$ 0	0
Upfront payment					1,000,000
License Cost					$ 82,259
Percentage of sublicense agreement ceiling					10.00%
BioGenetics Co. Ltd | License Agreements | Top of Range
Disclosure Of Transactions Between Related Parties [Line Items]
Sales mile stones linked payments estimated						$ 11,000,000
Sales and development milestone payments					$ 8,000,000